Related Party Transactions (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 15, 2022	May 10, 2022
Related Party Transaction [Line Items]
Long-term debt	¥ 908,840	¥ 910,661
Kouji Eguchi
Related Party Transaction [Line Items]
Balance due from related party			¥ 189
Long-term debt	¥ 314,700
Kouji Eguchi | Class A Common
Related Party Transaction [Line Items]
Ownership percentage	100.00%		48.05%
Kouji Eguchi | Common
Related Party Transaction [Line Items]
Ownership percentage			48.05%
Kabushiki Kaisha No Track | Accrued expenses
Related Party Transaction [Line Items]
Accrued expenses due to related party	¥ 110	110	¥ 110
Kabushiki Kaisha No Track | Selling, general and administrative expense.
Related Party Transaction [Line Items]
Consulting fees paid to related party	¥ 600	¥ 600	¥ 600
Tomoya Ogawa | Common
Related Party Transaction [Line Items]
Ownership percentage	0.58%	0.59%	0.71%
Kabushiki Kaisha LTW | Accrued expenses
Related Party Transaction [Line Items]
Accrued expenses due to related party	¥ 330	¥ 110
Kabushiki Kaisha LTW | Selling, general and administrative expense.
Related Party Transaction [Line Items]
Consulting fees paid to related party	¥ 3,000	¥ 1,200	¥ 1,200
Corporate auditor
Related Party Transaction [Line Items]
Ownership percentage	0.36%	0.36%	0.44%
Aoyama Consulting Group Co., Ltd. | Accrued expenses
Related Party Transaction [Line Items]
Accrued expenses due to related party	¥ 110	¥ 110
Aoyama Consulting Group Co., Ltd. | Selling, general and administrative expense.
Related Party Transaction [Line Items]
Consulting fees paid to related party	1,200	¥ 1,200	¥ 1,200
Kazuyoshi Takahashi
Related Party Transaction [Line Items]
Long-term debt	¥ 99,706
Kazuyoshi Takahashi | Corporate bond which matures August 15, 2022
Related Party Transaction [Line Items]
Long-term debt					¥ 50,000
Interest rate					5.00%
Kazuyoshi Takahashi | Corporate bond which matures December 31, 2022
Related Party Transaction [Line Items]
Long-term debt				¥ 40,000
Common stock | Kouji Eguchi
Related Party Transaction [Line Items]
Ownership percentage	38.61%
Common stock | Kazuyoshi Takahashi
Related Party Transaction [Line Items]
Ownership percentage	26.00%